Supplemental Condensed Consolidating Financial Information (Tables)	3 Months Ended
Mar. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Statements of Operations
Condensed Statements of Operations For the Three Months Ended March 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)

Total revenues	$6	$2	$3,678	$5,541	$(1,687)	$7,540
Cost and Expenses:
Cost of goods sold	—	—	2,931	4,465	(1,519)	5,877
Selling, general and administrative expenses	16	—	177	559	—	752
Research and development expenses	—	—	99	158	—	257
Restructuring expenses			2	10		12
Interest expense	45	56	34	295	(119)	311
Interest compensation to Financial Services		—	49	—	(49)	—
Other, net		—	47	65	—	112

	61	56	3,339	5,552	(1,687)	7,321

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(55)	(54)	339	(11)	—	219
Income taxes	(11)	(22)	75	101	—	143
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	144	200	83	63	(465)	25

Net income (loss)	100	168	347	(49)	(465)	101

Net income attributable to noncontrolling interests	—	—	—	1	—	1

Net income (loss) attributable to owners of the parent	$100	$168	$347	$(50)	$(465)	$100

Condensed Statements of Operations For the Three Months Ended March 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)

Total revenues	$19	$2	$3,671	$5,630	$(1,771)	$7,551
Cost and Expenses:
Cost of goods sold	—	—	2,959	4,555	(1,600)	5,914
Selling, general and administrative expenses	24	—	178	523	—	725
Research and development expenses	—	—	101	163	—	264
Restructuring expenses			—	9	—	9
Interest expense	40	69	37	252	(126)	272
Interest compensation to Financial Services	—	—	45	—	(45)	—
Other, net	—	(1)	61	43	—	103

	64	68	3,381	5,545	(1,771)	7,287
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(45)	(66)	290	85	—	264
Income taxes	(11)	(25)	87	87	—	138
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	145	52	84	71	(327)	25

Net income (loss)	111	11	287	69	(327)	151

Net income attributable to noncontrolling interests	—	—	—	40	—	40

Net income (loss) attributable to owners of the parent	$111	$11	$287	$29	$(327)	$111

Condensed Balance Sheets
Condensed Balance Sheets As of March 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$1	$—	$45	$4,982	$—	$5,028
Deposits in subsidiaries’ cash management pools	—	—	3,731	—	(3,731)	—
Receivables	15	1,242	5,884	36,918	(20,566)	23,493
Inventories, net	—	—	2,391	6,161	—	8,552
Property, plant and equipment, net	—	—	1,295	5,847	—	7,142
Equipment under operating leases	—	—	—	1,104	—	1,104
Investments in unconsolidated subsidiaries and affiliates	241	—	1	374	—	616
Investments in consolidated subsidiaries	11,176	6,445	1,925	1,642	(21,188)	—
Goodwill and intangibles	1	—	2,776	513	—	3,290
Other	279	69	(2,211)	8,155	(819)	5,473

Total Assets	$11,713	$7,756	$15,837	$65,696	$(46,304)	$54,698

Liabilities and equity:
Debt	$5,260	$4,885	$3,248	$37,919	$(20,016)	$31,296
Trade payables	12	304	2,963	7,017	(3,484)	6,812
Other liabilities	1,413	(14)	712	11,014	(1,616)	11,509
Total equity	5,028	2,581	8,914	9,746	(21,188)	5,081

Total Equity and Liabilities	$11,713	$7,756	$15,837	$65,696	$(46,304)	$54,698

Condensed Balance Sheets As of December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$1	$—	$42	$5,524	$—	$5,567
Deposits in subsidiaries’ cash management pools	—	—	3,739	—	(3,739)	—
Receivables	72	1,242	5,934	35,328	(19,238)	23,338
Inventories, net	—	—	2,096	5,314	—	7,410
Property, plant and equipment, net	—	—	1,293	5,797	—	7,090
Equipment under operating leases	—	—	—	1,059	—	1,059
Investments in unconsolidated subsidiaries and affiliates	239	—	1	405	—	645
Investments in consolidated subsidiaries	10,937	6,288	1,967	1,589	(20,781)	—
Goodwill and intangibles	2	—	2,761	551	—	3,314
Other	147	29	1,500	4,846	(1,102)	5,420

Total Assets	$11,398	$7,559	$19,333	$60,413	$(44,860)	$53,843

Liabilities and equity:
Debt	$5,321	$4,872	$3,355	$35,775	$(19,457)	$29,866
Trade payables	23	98	3,085	7,612	(3,449)	7,369
Other liabilities	1,153	132	4,217	7,324	(1,173)	11,653
Total equity	4,901	2,457	8,676	9,702	(20,781)	4,955

Total Equity and Liabilities	$11,398	$7,559	$19,333	$60,413	$(44,860)	$53,843

Condensed Statements of Cash Flow

	Condensed Statements of Cash Flow For the Three Months Ended March 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$100	$168	$347	$(49)	$(465)	$101
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	—	50	223	—	273
Other, net	1	(35)	(222)	(2,108)	86	(2,278)

Net cash provided by (used in) operating activities	101	133	175	(1,934)	(379)	(1,904)

Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	—	—	(30)	(440)	—	(470)
Net additions from retail receivables and related securitizations	—	—	—	234	—	234
Withdrawals from (deposits in) subsidiaries’ cash management pools	—	—	10	—	(10)	—
Other, net	(70)	(89)	(27)	(62)	473	225

Net cash (used in) provided by investing activities	(70)	(89)	(47)	(268)	463	(11)

Financing Activities:
Net (decrease) increase in indebtedness	(39)	—	(91)	1,770	(290)	1,350
Dividends paid	—	(44)	(123)	(134)	298	(3)
Other, net	8	—	89	(1)	(92)	4

Net cash (used in) provided by financing activities	(31)	(44)	(125)	1,635	(84)	1,351

Other, net	—	—	—	25	—	25

Increase (decrease) in cash and cash equivalents	—	—	3	(542)	—	(539)
Cash and cash equivalents, beginning of year	1	—	42	5,524	—	5,567

Cash and cash equivalents, end of period	$1	$—	$45	$4,982	$—	$5,028

	Condensed Statements of Cash Flow For the Three Months Ended March 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$111	$11	$287	$69	$(327)	$151
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	—	47	214	—	261
Other, net	(91)	48	(1)	(2,245)	164	(2,125)

Net cash (used in) provided by operating activities	(20)	59	333	(1,962)	(163)	(1,713)

Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	—	—	(33)	(417)	—	(450)
Net additions from retail receivables and related securitizations	—	—	—	66	—	66
(Deposits in) withdrawals from subsidiaries’ cash management pools	(165)	—	(244)	—	409	—
Other, net	(13)	—	(10)	107	380	464

Net cash (used in) provided by investing activities	(178)	—	(287)	(244)	789	80

Financing Activities:
Net increase (decrease) in indebtedness	39	(9)	(41)	598	(497)	90
Dividends paid	—	(7)	—	(25)	32	—
Other, net	14	7	—	140	(161)	—

Net cash (used in) provided by financing activities	53	(9)	(41)	713	(626)	90

Other, net	—	—	—	(42)	—	(42)

(Decrease) increase in cash and cash equivalents	(105)	50	5	(1,535)	—	(1,585)
Cash and cash equivalents, beginning of year	105	200	32	4,862	—	5,199

Cash and cash equivalents, end of period	$—	$250	$37	$3,327	$—	$3,614

Condensed Statements of Comprehensive Income
Condensed Statements of Comprehensive Income For the Three Months Ended March 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$120	$168	$272	$41	$(480)	$121
Comprehensive income attributable to noncontrolling interests	—	—	—	1	—	1

Comprehensive income (loss) attributable to owners of the parent	$120	$168	$272	$40	$(480)	$120

Condensed Statements of Comprehensive Income For the Three Months Ended March 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income	$208	$11	$255	$55	$(291)	$238
Comprehensive income attributable to noncontrolling interests	—	—	—	30	—	30

Comprehensive income attributable to owners of the parent	$208	$11	$255	$25	$(291)	$208